Pioneer Variable Contracts Trust
Pioneer Mid Cap Value

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  March 31, 2022

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 98.7% of Net Assets
	Aerospace & Defense — 1.1%
27,646	Spirit AeroSystems Holdings, Inc., Class A	$ 1,351,614
	Total Aerospace & Defense	$1,351,614
	Auto Components — 0.9%
28,151	BorgWarner, Inc.	$ 1,095,074
	Total Auto Components	$1,095,074
	Banks — 11.2%
48,919	Citizens Financial Group, Inc.	$ 2,217,498
23,958	East West Bancorp, Inc.	1,893,161
10,646	First Republic Bank	1,725,716
18,618	M&T Bank Corp.	3,155,751
28,578	Popular, Inc.	2,335,966
41,437	Zions Bancorp N.A.	2,716,610
	Total Banks	$14,044,702
	Building Products — 1.2%
10,076	Trane Technologies PLC	$ 1,538,605
	Total Building Products	$1,538,605
	Capital Markets — 0.9%
6,384	Nasdaq, Inc.	$ 1,137,629
	Total Capital Markets	$1,137,629
	Chemicals — 2.8%
28,171	Mosaic Co.	$ 1,873,371
13,055	PPG Industries, Inc.	1,711,119
	Total Chemicals	$3,584,490
	Communications Equipment — 1.4%
7,141	Motorola Solutions, Inc.	$ 1,729,550
	Total Communications Equipment	$1,729,550
	Containers & Packaging — 4.2%
6,056	Crown Holdings, Inc.	$ 757,545
104,250	Graphic Packaging Holding Co.	2,089,170
36,924	Sealed Air Corp.	2,472,431
	Total Containers & Packaging	$5,319,146
	Electric Utilities — 2.5%
10,645	Constellation Energy Corp.	$ 598,781
53,422	Exelon Corp.	2,544,490
	Total Electric Utilities	$3,143,271
	Electrical Equipment — 2.1%
13,174	Eaton Corp. PLC	$ 1,999,286
6,494	Emerson Electric Co.	636,737
	Total Electrical Equipment	$2,636,023
	Electronic Equipment, Instruments & Components — 2.8%
7,834	CDW Corp.	$ 1,401,424
6,131(a)	Keysight Technologies, Inc.	968,514
27,382	National Instruments Corp.	1,111,436
	Total Electronic Equipment, Instruments & Components	$3,481,374

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Shares		Value
	Energy Equipment & Services — 2.9%
88,795	Schlumberger, Ltd.	$ 3,668,121
	Total Energy Equipment & Services	$3,668,121
	Equity Real Estate Investment Trusts (REITs) — 10.6%
4,229	AvalonBay Communities, Inc.	$ 1,050,357
6,425	Camden Property Trust	1,067,835
7,441	Extra Space Storage, Inc.	1,529,870
13,933	First Industrial Realty Trust, Inc.	862,592
26,113	Gaming and Leisure Properties, Inc.	1,225,483
57,032	Host Hotels & Resorts, Inc.	1,108,132
6,584	Kilroy Realty Corp.	503,149
64,394	Kimco Realty Corp.	1,590,532
47,096	Medical Properties Trust, Inc.	995,609
3,077	Sun Communities, Inc.	539,367
15,392	Ventas, Inc.	950,610
20,045	Welltower, Inc.	1,927,126
	Total Equity Real Estate Investment Trusts (REITs)	$13,350,662
	Food Products — 1.1%
65,485(a)	Hostess Brands, Inc.	$ 1,436,741
	Total Food Products	$1,436,741
	Health Care Equipment & Supplies — 1.1%
5,601	STERIS PLC	$ 1,354,154
	Total Health Care Equipment & Supplies	$1,354,154
	Health Care Providers & Services — 3.4%
13,963	McKesson Corp.	$ 4,274,493
	Total Health Care Providers & Services	$4,274,493
	Hotels, Restaurants & Leisure — 5.2%
11,582	Darden Restaurants, Inc.	$ 1,539,827
13,187(a)	Expedia Group, Inc.	2,580,300
16,248(a)	Hilton Worldwide Holdings, Inc.	2,465,472
	Total Hotels, Restaurants & Leisure	$6,585,599
	Household Durables — 1.1%
17,515	Lennar Corp., Class A	$ 1,421,693
	Total Household Durables	$1,421,693
	Insurance — 6.9%
32,948	Aflac, Inc.	$ 2,121,522
4,618	Assurant, Inc.	839,691
39,578	Hartford Financial Services Group, Inc.	2,842,096
15,877	Lincoln National Corp.	1,037,721
72,610	Old Republic International Corp.	1,878,420
	Total Insurance	$8,719,450
	Life Sciences Tools & Services — 1.4%
21,577(a)	Syneos Health, Inc.	$ 1,746,658
	Total Life Sciences Tools & Services	$1,746,658
	Machinery — 6.5%
15,171	AGCO Corp.	$ 2,215,421
16,987	Donaldson Co., Inc.	882,135
45,376	Ingersoll Rand, Inc.	2,284,682

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Machinery — (continued)
20,750	PACCAR, Inc.	$ 1,827,452
6,494	Stanley Black & Decker, Inc.	907,796
	Total Machinery	$8,117,486
	Media — 1.3%
34,531(a)	Liberty Media Corp.-Liberty SiriusXM	$ 1,579,103
	Total Media	$1,579,103
	Metals & Mining — 3.7%
16,248	Alcoa Corp.	$ 1,462,808
16,212	Freeport-McMoRan, Inc.	806,385
12,861	Reliance Steel & Aluminum Co.	2,358,064
	Total Metals & Mining	$4,627,257
	Multi-Utilities — 5.0%
105,507	CenterPoint Energy, Inc.	$ 3,232,735
44,442	Public Service Enterprise Group, Inc.	3,110,940
	Total Multi-Utilities	$6,343,675
	Oil, Gas & Consumable Fuels — 7.4%
9,596	Cheniere Energy, Inc.	$ 1,330,485
45,291	Marathon Petroleum Corp.	3,872,381
7,671	Oasis Petroleum, Inc.	1,122,267
11,889	Pioneer Natural Resources Co.	2,972,607
	Total Oil, Gas & Consumable Fuels	$9,297,740
	Pharmaceuticals — 0.9%
32,481	Organon & Co.	$ 1,134,561
	Total Pharmaceuticals	$1,134,561
	Professional Services — 0.8%
10,526	ManpowerGroup, Inc.	$ 988,602
	Total Professional Services	$988,602
	Real Estate Management & Development — 0.7%
9,491(a)	CBRE Group, Inc., Class A	$ 868,616
	Total Real Estate Management & Development	$868,616
	Road & Rail — 1.4%
8,931	JB Hunt Transport Services, Inc.	$ 1,793,256
	Total Road & Rail	$1,793,256
	Semiconductors & Semiconductor Equipment — 1.2%
10,100	MKS Instruments, Inc.	$ 1,515,000
	Total Semiconductors & Semiconductor Equipment	$1,515,000
	Software — 0.8%
13,169	Dolby Laboratories, Inc., Class A	$ 1,030,079
	Total Software	$1,030,079
	Specialty Retail — 3.3%
3,576(a)	O'Reilly Automotive, Inc.	$ 2,449,417
19,208	Ross Stores, Inc.	1,737,556
	Total Specialty Retail	$4,186,973

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 3/31/22 (unaudited) (continued)
Shares		Value
	Technology Hardware, Storage & Peripherals — 0.9%
66,268	Hewlett Packard Enterprise Co.	$ 1,107,338
	Total Technology Hardware, Storage & Peripherals	$1,107,338
	Total Common Stocks (Cost $91,933,360)	$124,208,735

	SHORT TERM INVESTMENTS — 1.3% of Net Assets
	Open-End Fund — 1.3%
1,582,729(b)	Dreyfus Government Cash Management, Institutional Shares, 0.19%	$ 1,582,729
		$1,582,729
	TOTAL SHORT TERM INVESTMENTS (Cost $1,582,729)	$1,582,729
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $93,516,089)	$125,791,464
	OTHER ASSETS AND LIABILITIES — 0.0%	$51,192
	net assets — 100.0%	$125,842,656

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2022.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$124,208,735	$—	$—	$124,208,735
Open-End Fund	1,582,729	—	—	1,582,729
Total Investments in Securities	$125,791,464	$—	$—	$125,791,464
During the period ended March 31, 2022, there were no transfers in or out of Level 3.
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